Stock Option Plans - Summary of Outstanding and Vested Stock Options Granted (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 05, 2013	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 33.80
Number of Shares Options Outstanding	336,300	507,610	553,340
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		6 years 9 months 11 days	7 years 1 month 17 days
Weighted-Average Exercise Price, Options Outstanding		$ 7.61	$ 12.76
Number of Shares Options Vested and Exercisable		375,358	401,458
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 6.87	$ 11.15
Exercise Price 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 4.00	$ 4.00
Number of Shares Options Outstanding		175,000	175,000
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		5 years 10 months 2 days	6 years 3 months 29 days
Weighted-Average Exercise Price, Options Outstanding		$ 4.00	$ 4.00
Number of Shares Options Vested and Exercisable		175,000	175,000
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 4.00	$ 4.00
Exercise Price 4.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 4.80	$ 4.80
Number of Shares Options Outstanding		33,840	33,840
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		6 years 6 months 18 days	7 years 18 days
Weighted-Average Exercise Price, Options Outstanding		$ 4.80	$ 4.80
Number of Shares Options Vested and Exercisable		24,348	21,350
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 4.80	$ 4.80
Exercise Price 12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 12.50	$ 12.50
Number of Shares Options Outstanding		200	201,650
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		7 years 5 months 9 days	7 years 3 months 7 days
Weighted-Average Exercise Price, Options Outstanding		$ 12.50	$ 12.50
Number of Shares Options Vested and Exercisable		100	118,430
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 12.50	$ 12.50
Exercise Price 25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price			$ 25.00
Number of Shares Options Outstanding			130,200
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)			7 years 10 months 6 days
Weighted-Average Exercise Price, Options Outstanding			$ 25.00
Number of Shares Options Vested and Exercisable			83,486
Weighted-Average Exercise Price, Options Vested and Exercisable			$ 25.00
Exercise Price 31.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price			$ 31.65
Number of Shares Options Outstanding			2,250
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)			8 years 9 months 4 days
Weighted-Average Exercise Price, Options Outstanding			$ 31.65
Number of Shares Options Vested and Exercisable			525
Weighted-Average Exercise Price, Options Vested and Exercisable			$ 31.65
Exercise Price 33.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price			$ 33.80
Number of Shares Options Outstanding			10,400
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)			9 years 7 days
Weighted-Average Exercise Price, Options Outstanding			$ 33.80
Number of Shares Options Vested and Exercisable			2,667
Weighted-Average Exercise Price, Options Vested and Exercisable			$ 33.80
Exercise Price 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 10.00
Number of Shares Options Outstanding		292,970
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		7 years 3 months 26 days
Weighted-Average Exercise Price, Options Outstanding		$ 10.00
Number of Shares Options Vested and Exercisable		175,910
Weighted-Average Exercise Price, Options Vested and Exercisable		$ 10.00
Exercise Price 11.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price		$ 11.75
Number of Shares Options Outstanding		5,600
Weighted-Average Remaining Contractual Life, Options Outstanding (in years)		9 years 9 months 15 days
Weighted-Average Exercise Price, Options Outstanding		$ 11.75